Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets		₩ 1,710,620		₩ 2,194,871		₩ 2,861,137
Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		8,940,701		9,509,515
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		(7,209,150)		(7,211,252)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		(20,931)		(103,392)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		664,486	[1]	1,135,546	[1]	1,606,606
Frequency usage rights [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[1]	3,564,907		3,564,907
Frequency usage rights [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[1]	(2,900,421)		(2,429,361)
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		249		309		587
Land usage rights [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		41,193		54,341
Land usage rights [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		(40,944)		(54,032)
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		19,570		20,173		46,154
Industrial rights [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		57,239		98,265
Industrial rights [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		(37,669)		(33,092)
Industrial rights [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets				(45,000)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		8		27		49
Development costs [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		1,914		2,960
Development costs [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		(1,906)		(2,933)
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		11,720		13,314		14,313
Facility usage rights [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		162,391		161,561
Facility usage rights [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		(150,671)		(148,247)
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		219,094		246,119		273,150
Customer relations [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		501,103		505,062
Customer relations [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		(282,009)		(258,943)
Club memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		77,461	[2]	78,618	[2]	97,186
Club memberships [Member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[2]	91,787		93,266
Club memberships [Member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[2]	(14,326)		(14,648)
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		718,032	[3]	700,765	[3]	₩ 823,092
Other [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[3]	4,520,167		5,029,153
Other [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[3]	(3,795,530)		(4,284,644)
Other [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[3]	₩ (6,605)		₩ (43,744)

[1]	The Parent Company was reassigned 800 MHz, 1.8 GHz and 2.1 GHz band of frequency licenses from the Ministry of Science and Information and Communication Technology (“ICT”) in exchange for ₩227,200 million, ₩547,800 million and ₩411,700 million, respectively, for the year ended December 31, 2021. The band of frequency was assigned to the Parent Company at the date of initial lump sum payment for the year ended December 31, 2021 and the annual payments in installment for the remaining balances are made in the next five years starting from the date of initial lump sum payment.
[2]	Club memberships are classified as intangible assets with indefinite useful lives and are not amortized.
[3]	Other intangible assets primarily consist of computer software and others.